UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2010
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Check here if Amendment [ ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              West Face Capital Inc.
Address:           2 Bloor Street East, Suite 810
                   Toronto, Ontario M4W 1A8

Form 13F File Number:  028-13428
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Alexander Singh
Title:       Counsel
Phone:       (647) 724-8917

Signature, Place and Date of Signing:

      /s/ Alexander Singh              Toronto, ON         November 15, 2010
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        [Signature]                    [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
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Form 13F Information Table Entry Total:                      11
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Form 13F Information Table Value Total:                  $112,795
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                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                            WEST FACE CAPITAL INC.
                                                                   FORM 13F
                                                       Quarter Ended September 30, 2010

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                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
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BANRO CORP                 *W EXP 09/17/201 066800111      286    500,000 SH       SOLE                  500,000
BRISTOW GROUP INC          COM              110394103    6,295    174,469 SH       SOLE                  174,469
CRYSTALLEX INTL CORP       COM              22942F101      431  1,200,000 SH       SOLE                1,200,000
FORD MTR CO DEL            *W EXP 01/01/201 345370134    4,290  1,000,000 SH       SOLE                1,000,000
GOLD RESV INC              NOTE 5.500% 6/1  38068NAB4    9,260 13,229,000 PRN      SOLE                                 NONE
GOLD RESV INC              CL A             38068N108   12,326  9,630,000 SH       SOLE                9,630,000
IRIDIUM COMMUNICATIONS INC *W EXP 02/14/201 46269C128    1,721  1,110,600 SH       SOLE                1,110,600
IRIDIUM COMMUNICATIONS INC *W EXP 02/14/201 46269C110    2,751  1,042,026 SH       SOLE                1,042,026
PHI INC                    COM NON VTG      69336T205   40,450  2,500,000 SH       SOLE                                 NONE
QUAD / GRAPHICS INC        COM CL A         747301109   23,360    500,000 SH       SOLE                  500,000
SONDE RES CORP             COM              835426107   11,625  3,850,000 SH       SOLE                3,850,000